Summary of significant accounting policies (The Company and basis of presentation and consolidation) (Details) ¥ in Thousands	1 Months Ended				12 Months Ended
	May 23, 2017 USD ($)	May 23, 2017 CNY (¥)	Sep. 18, 2016 USD ($)	Sep. 18, 2016 CNY (¥)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥) item	Jun. 30, 2017	Jun. 28, 2016	Mar. 01, 2016
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group									25.00%
Current assets					$ 5,070,212,481	$ 3,931,445,119
TOTAL ASSETS					6,384,434,270	4,219,558,959	$ 3,548,883,184
Current liabilities					3,674,819,498	1,981,002,577
Total liabilities					5,327,421,144	3,303,406,781
Revenue					1,976,907,231	1,561,624,693	1,164,323,998
Cost of revenue					(1,517,279,018)	(1,203,636,380)	(891,333,892)
Net loss					63,627,551	72,977,548	66,482,107
Net cash used in operating activities					139,712,972	(159,881,300)	(4,535,075)
Net cash used in investing activities					(827,168,769)	4,467,639	(35,002,993)
Net cash provided/(used in) by financing activities					942,144,670	375,230,167	$ 306,282,098
Amounts due to subsidiaries of the Group					128,178,423	66,229,724
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets					160,889,349	143,994,102
Non-current assets					287,409	10,184
TOTAL ASSETS					161,176,758	144,004,286
Current liabilities					132,170,781	109,607,206
Non-current liabilities					0	0
Total liabilities					132,170,781	109,607,206
Revenue					0	0
Cost of revenue					0	0
Net loss					(7,266,337)	(1,256,925)
Net cash used in operating activities					(18,569,850)	(111,519,380)
Net cash used in investing activities					0	(8,552)
Net cash provided/(used in) by financing activities					(13,688,554)	136,924,739
Land use right securing long-term debt					155,782,729	76,002,595
Variable Interest Entity, Primary Beneficiary [Member] | Consolidation, Eliminations [Member]
Variable Interest Entity [Line Items]
Amounts due to subsidiaries of the Group					$ 126,623,561	$ 105,701,841
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group					65.00%	65.00%		65.00%
Paid-up Capital					$ 37,600,000			¥ 250,000
Noncontrolling owners interest (percentage)	35.00%	35.00%	10.00%	10.00%	35.00%			35.00%		5.00%	20.00%
Proceeds from other debt	$ 246,800,000	¥ 1,610	$ 124,300,000	¥ 862,500
Number of projects under construction | item					1			1
Percentage of non-controlling equity interest that will be repurchased by the entity					35.00%			35.00%